UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Foundation Finance Company LLC

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga‑1 under the Exchange Act (17 CFR 240.15Ga‑1) for the reporting period January 1, 2025 to December 31, 2025

Date of Report (Date of earliest event reported):	February 17, 2026

Commission File Number of securitizer:	025-03031

Central Index Key Number of securitizer:	0001689410

Alex Mladek, Phone: (715) 847-4420
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga‑1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga‑1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga‑1(c)(2)(ii) ☒

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code, of the person to contact in connection with this filing.

Foundation Finance Company LLC, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities transactions sponsored by it with outstanding securities held by non-affiliates during the reporting period:  (i) Foundation Finance Trust 2019-1, (ii) Foundation Finance Trust 2020-1, (iii) Foundation Finance Trust 2021-1, (iv) Foundation Finance Trust 2021-2, (v) Foundation Finance Trust 2022-1, (vi) Foundation Finance Trust 2023-1, (vii) Foundation Finance Trust 2023-2, (viii) Foundation Finance Trust 2024-1 and (ix) Foundation Finance Trust 2024-2.

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02	Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

No activity to report for this period pursuant to Rule 15Ga-1(c)(2)(ii).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date:  February 17, 2026

FOUNDATION FINANCE COMPANY LLC
(Securitizer)

By:	/s/Alex Mladek
Name: Alex Mladek
Title: Chief Financial Officer